UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Operating revenues
Direct financing lease interest income - related parties	$ 5,986	$ 9,385	$ 16,362
Direct financing and sales-type lease interest income - other	13,905	9,604	21,903
Finance lease service revenues - related parties	13,428	19,827	35,010
Profit sharing revenues - related parties	0	5,591	5,753
Profit sharing revenues - other	0	61	61
Time charter revenues - related parties	26,498	25,717	51,832
Time charter revenues - other	100,499	90,862	186,577
Bareboat charter revenues - related parties	0	3,823	5,736
Bareboat charter revenues - other	18,850	15,523	34,860
Voyage charter revenues - other	9,381	9,701	21,037
Other operating income	597	1,009	1,747
Total operating revenues	189,144	191,103	380,878
Gain/(loss) on sale of assets and termination of charters, net	(1,623)	779	1,124
Operating expenses
Vessel operating expenses - related parties	24,847	31,013	57,714
Vessel operating expenses - other	36,711	35,097	74,080
Depreciation	46,444	43,364	88,150
Vessel impairment charge	21,779	0	0
Administrative expenses - related parties	495	405	831
Administrative expenses - other	4,662	3,601	6,601
Total operating expenses	134,938	113,480	227,376
Net operating income	52,583	78,402	154,626
Non-operating income / (expense)
Interest income - related parties, long term loans to associated companies	7,064	8,200	15,265
Interest income – related parties, other	0	1,372	422
Interest income - other	1,112	1,017	3,643
Interest expense - related parties	(1,422)	0	0
Interest expense - other	(47,383)	(44,307)	(90,414)
(Loss)/gain on repurchase of bonds	0	(756)	(2,305)
Other than Temporary Impairment Losses, Investments	0	0	(4,410)
Dividend income from related parties	0	3,300	3,300
Other financial items, net	21,016	(8,690)	(2,684)
Net income before equity in earnings of associated companies	32,970	38,538	77,443
Equity in earnings of associated companies	7,451	13,855	23,766
Net income	$ 40,421	$ 52,393	$ 101,209
Per share information:
Basic earnings per share	$ 0.39	$ 0.56	$ 1.06
Diluted earnings per share	$ 0.39	$ 0.54	$ 1.03